Exchange Rate (Tables)	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Disclosure of closing exchange rate [Table Text Block]

Closing exchange rate	2025	2024	Change 25/24 (*)
Pound sterling	0.87243	0.82667	5.54%
US dollar	1.17360	1.03490	13.40%
Canadian dollar	1.60998	1.48912	8.12%
Australian dollar	1.75903	1.67318	5.13%
Polish zloty	4.21940	4.27820	(1.37)%
Chilean peso	1,057.420	1,031.520	2.51%
Indian rupee	105.49190	89.20050	18.26%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.

Disclosure of average exchange rate [Table Text Block]

Average exchange rate	2025	2024	2023	Change 25/24 (*)	Change 24/23 (*)
Pound sterling	0.85688	0.84653	0.86961	1.22%	(2.65)%
US dollar	1.13073	1.08180	1.08147	4.52%	0.03%
Canadian dollar	1.57871	1.48193	1.45920	6.53%	1.56%
Australian dollar	1.75238	1.64031	1.62876	6.83%	0.71%
Polish zloty	4.23942	4.30523	4.54119	(1.53)%	(5.20)%
Chilean peso	1,074.758	1,021.13203	908.75223	5.25%	12.37%
Indian rupee	98.59834	90.53760	89.31345	8.90%	1.37%
(*) A negative change represents an appreciation of the reference currency against the euro and vice versa.